Employee Benefits - Additional Information (Detail) - Predecessor Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Defined contribution plan, Employees voluntary contributions, Amount	$ 192,000	$ 239,000	$ 217,000
Eligibility criteria for employees to participate in the plan	Employees are eligible to participate in the plan beginning on the first day of employment.